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February 13, 2015

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II

BlackRock Inflation Protected Bond Portfolio and

BlackRock Investment Grade Bond Portfolio

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 2, 2015, to the Prospectuses, dated January 28, 2015, for the BlackRock Inflation Protected Bond Portfolio and the BlackRock Investment Grade Bond Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated February 2, 2015, in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8192.

Very truly yours,

/s/ J. Christophe Leitz
J. Christophe Leitz

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

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